1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct

August 29, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS RMA Tax-Free Fund Inc. (the “Registrant”)

File Nos. 2-78310 and 811-3504

Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated August 29, 2014 included in the Amendment, as filed electronically via EDGAR with the Commission on August 28, 2014.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen